Leases - Components of lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease expense
Short-term lease expense	$ 24,000	$ 300,000
Operating lease expense	2,200,000	2,500,000
ElectraMeccanica Vehicles Corp
Operating lease expense
Rent expense	2,391,198	2,260,556
Short-term lease expense	380,183	1,238,114
Operating lease expense	$ 2,771,381	$ 3,498,670